PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Shares		Value
Long-Term Investments 86.5%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		3,002	$106,541
(cost $103,533)(wa)
Affiliated Mutual Funds — 81.0%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		16,017	748,486
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		11,208	106,475
PGIM US Real Estate Fund (Class R6)		30,350	468,599
			1,323,560
Fixed Income — 43.4%
PGIM Core Conservative Bond Fund (Class R6)		160,608	1,387,650
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		19,184	131,984
PGIM TIPS Fund (Class R6)		95,091	799,718
			2,319,352
International Equity — 12.8%
PGIM Jennison Global Infrastructure Fund (Class R6)		25,852	468,701
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		13,396	213,264
			681,965

Total Affiliated Mutual Funds (cost $4,059,191)(wa)			4,324,877
Unaffiliated Exchange-Traded Fund 3.5%
Vanguard Long-Term Bond ETF (cost $188,878)		2,702	187,897

Total Long-Term Investments (cost $4,351,602)			4,619,315

Short-Term Investment 13.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $728,770)(wa)		728,770	728,770

TOTAL INVESTMENTS 100.1% (cost $5,080,372)			5,348,085
Liabilities in excess of other assets (0.1)%			(6,563)

Net Assets 100.0%			$5,341,522

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Conservative Retirement Spending Fund